UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

X   Rule 15-Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

January 1, 2022 to December 31, 2022

Date of Report (Date of earliest event reported)  February 09, 2023

Wachovia Education Loan Funding, LLC (1)

Commission File Number of securitizer:     025-00377

Central Index Key Number of securitizer:     0001329630

Robin Martin - 615/460-3336
Name and telephone number, including area code,
of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period Pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period Pursuant to Rule 15Ga-1(c)(2)(ii) [ X ]

___________________________
(1) In connection with the preparation of this filing, we have gathered the information required by this Form ABS-15G and Rule 15Ga-1 by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer ("Covered Transactions"), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets ("Repurchases") that is required to be reported on Form ABS-15G ("Reportable Information"), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records ("Demand Entities"), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us.

INFORMATION TO BE INCLUDED IN THE REPORT

REPRESENTATION AND WARRANTY INFORMATION

Item 1.03    Notice of Termination of Duty to File Reports under Rule 15Ga-1

If a securitizer terminates its reporting obligation pursuant to Rule 15Ga-1(c)(3), provide the date of the last payment on the last asset-backed security outstanding that was issued by or issued by an affiliate of the securitizer.

Effective January 1, 2023, any repurchase activity subject to the reporting requirements of Rule 15Ga-1 with respect to Wachovia Student Loan Trust 2005-1 and Wachovia Student Loan Trust 2006-1 will be indicated on the reports filed by Wells Fargo Bank, N.A., as a Securitizer (CIK 740906).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Wells Fargo Bank, N.A. (Securitizer)

Date    February 09, 2023

Dean Anderson    (Signature)
Vice President